Summary of Significant Accounting Policies (Details Textual)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2011 USD ($)	Sep. 13, 2010 $ / shares
Summary Of Significant Accounting Policies Details
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions				100.00%
Number Of Shares Exchanged For Each Share Of Acquired Entity (in shares) | $ / shares				$ 6.67
Finite-Lived Intangible Assets, Useful Life, Maximum			$ 3
Allowance for Doubtful Accounts Receivable, Current	$ 0	$ 4,884
Research and Development Expense, Total	330,554	$ 219,132
Inventory, Raw Materials, Gross	$ 20,129
Finite-Lived Intangible Assets, Useful Life, Maximum	17